Other Financial Assets	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Other Financial Assets
(8) Other Financial Assets
Other financial assets as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥120,067	¥291,627
Debt securities	84,018	41,564
Guaranty deposits	15,297	15,837
Restricted cash	117,260	112,937
Other	11,063	8,523
Allowance for impairment losses	(2,513)	(2,409)
Financial assets measured at fair value through other comprehensive income:
Debt securities	34,872	31,920
Equity securities	434,592	633,875
Financial assets measured at fair value through profit or loss:
Derivatives	133,077	182,244
Debt securities	134,204	127,834
Derivatives to which hedge accounting is applied	—	64,541

Total	¥1,081,937	¥1,508,493

Current assets	¥208,478	¥296,974
Non-current assets	873,459	1,211,519

Total	¥1,081,937	¥1,508,493

The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Balance at beginning of year	¥2,988	¥2,748	¥2,513

Remeasurement	¥97	¥18	¥178
Write-offs	(345)	(253)	(284)
Exchange differences on translating foreign operations	8	(0)	2

Balance at end of year	¥2,748	¥2,513	¥2,409

The allowance for impairment losses on other financial assets for the years ended March 31, 2024, 2025 and 2026 are mainly for credit-impaired financial assets.

Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2025 and 2026 are as follows:
As of March 31, 2025

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥215,612
Stanley Electric Co., Ltd.	46,951
Renesas Electronics Corporation	35,083
NIKKON Holdings Co., Ltd.	13,186
GS Yuasa Corporation	11,711
Chubb Limited	11,703
As of March 31, 2026

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥384,328
Stanley Electric Co., Ltd.	47,846
Renesas Electronics Corporation	37,978
GS Yuasa Corporation	25,940
NIKKON Holdings Co., Ltd.	20,832
Chubb Limited	13,506
Honda sells (derecognizes) the equity securities designated as financial assets measured at fair value through other comprehensive income for the purpose of improving efficiency in the utilization of resources and reviewing trade relationships, among other reasons.
The fair values at the date of derecognition and cumulative net gains or losses recognized in other comprehensive income in equity for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Fair value	¥2,452	¥61,586	¥36,911
Cumulative net gain or loss	¥(527)	¥(55,090)	¥26,292